Income tax expense	6 Months Ended
Dec. 31, 2018
Text block [abstract]
Income tax expense
7.	Income tax expense

	Half year ended 31 Dec 2018 US$M	Half year ended 31 Dec 2017 US$M	Year ended 30 June 2018 US$M
Total taxation expense comprises:
Current tax expense	2,414	2,302	5,052
Deferred tax (benefit)/expense	(56)	1,799	1,955

	2,358	4,101	7,007

	Half year ended 31 Dec 2018 US$M	Half year ended 31 Dec 2017 US$M	Year ended 30 June 2018 US$M
Factors affecting income tax expense for the year
Income tax expense differs to the standard rate of corporation tax as follows:

Profit before taxation	6,800	6,507	14,751

Tax on profit at Australian prima facie tax rate of 30 per cent	2,040	1,952	4,425

Impact of US tax reform
Tax rate changes	–	1,390	1,390
Non-tax effected operating losses and capital gains	–	834	834
Tax on remitted and unremitted foreign earnings(1)	–	194	194
Recognition of previously unrecognised tax assets	–	(95)	(95)
Other	–	(3)	(3)

Subtotal	–	2,320	2,320
Other items not related to US tax reform
Non-tax effected operating losses and capital gains	255	68	721
Tax on remitted and unremitted foreign earnings	167	221	401
Foreign exchange adjustments	68	(98)	(152)
Amounts under/(over) provided in prior years	60	(4)	(51)
Tax rate changes	–	(16)	(79)
Recognition of previously unrecognised tax assets	(13)	(14)	(170)
Tax effect of profit from equity accounted investments, related impairments and expenses(2)	(35)	(62)	(44)
Investment and development allowance	(40)	(81)	(180)
Impact of tax rates applicable outside of Australia	(128)	(281)	(484)
Other	(150)	52	172

Income tax expense	2,224	4,057	6,879

Royalty-related taxation (net of income tax benefit)	134	44	128

Total taxation expense	2,358	4,101	7,007

(1)	Comprising US$797 million repatriation tax and US$603 million of previously unrecognised tax credits.
(2)	The profit from equity accounted investments and related expenses is net of income tax. This item removes the prima facie tax effect on such profits and related expenses.